Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
TCW Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Global Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 165.46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	165.46%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest (except when maintaining a temporary defensive position) at least 80% of its net assets in debt securities of government and corporate issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities generally referred to as "bonds", including corporate bonds, government bonds, convertible bonds, mortgage-backed securities, asset-backed securities, "structured" notes, participation interests in loans, "zero-coupon" or "stripped" securities and other debt obligations.

Under normal market conditions, the Fund will invest in securities of issuers located in at least three different countries (one of which may be the United States) and will invest at least 30% of its net assets in securities of issuers located outside the United States. The Fund invests in corporate debt securities of issuers in a number of countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The Fund's investments may be denominated in local currency or U.S. dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term.

The Fund does not limit its investments to a particular credit or ratings category and can invest up to 35% of its net assets in securities rated below investment grade (commonly referred to as "junk bonds"). "Investment grade" debt securities are rated in one of the highest four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated securities in which case the Advisor may internally assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations.

The Fund may also invest in derivatives including, for example, options, forward contracts, futures contracts and swaps (including interest rate swaps, total return swaps, and credit default swaps). The Fund may invest in derivatives for various purposes, including hedging, to increase or decrease the Fund's exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, and to earn income and enhance returns. The Fund's exposure to derivatives will vary.

In selecting securities, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political and macro-economic factors that affect exchange rates and interest rates in both emerging markets and developing countries. In addition to considering broad economic factors, the portfolio managers apply a "bottom-up" approach in choosing investments. This means that the portfolio managers conduct fundamental research on each individual security and determine whether the security is an attractive investment opportunity based upon the risk adjusted cash flow characteristics of the security.

		Portfolio securities may be sold when the Fund's portfolio managers determine to take advantage of a better investment opportunity because they believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached its sell target.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund's yield.
  credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.
  foreign currency risk: the risk that the value of the Fund's investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.
  junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund's higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
  extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.
  asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.
  emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.
  frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund's performance, and may produce capital gains, which are taxable to shareholders when distributed.
  derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.
  leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.
  globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
  price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer's goods or services.
  counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.
  liquidity risk: the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
  defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.
Please see "Principal Risks and Risk Definitions" for a more detailed description of the risks of investing in the Fund.

		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare to those of a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tcw.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest	5.73%	(quarter ended 9/30/2012)
Lowest	1.23%	(quarter ended 12/31/2012)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
TCW Global Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	751
10 Years	rr_ExpenseExampleYear10	1,679
2012	rr_AnnualReturn2012	12.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.23%
1 Year	rr_AverageAnnualReturnYear01	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	12.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
TCW Global Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.88%
Total fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	863
10 Years	rr_ExpenseExampleYear10	1,943
1 Year	rr_AverageAnnualReturnYear01	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	12.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
TCW Global Bond Fund | After taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.28%
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
TCW Global Bond Fund | After taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
TCW Global Bond Fund | Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.32%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011	[2]

[1]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.15% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2013 through February 28, 2014. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.
[2]	The Barclays Global Aggregate Index Provides a broad-based measure of the global investment grade fixed rate debt markets. The index is not available for direct investment; therefore its performance does not reflect a reduction for fees or expenses incurred in managing a portfolio. The securities in the index may be substantially different from those in the Fund.